Tangible fixed assets	12 Months Ended
Dec. 31, 2025
Tangible fixed assets
Tangible fixed assets

3. Tangible fixed assets

The movements in tangible fixed assets (i.e. vessels and their associated depot spares) are reported in the following table:

			Total
		Other tangible	tangible fixed
Cost	Vessels	assets	assets
As of January 1, 2024	2,155,587	7,317	2,162,904
Additions, net	8,117	—	8,117
Disposal	(201,842)	—	(201,842)
Write-off of fully amortized drydocking component	(54)	—	(54)
As of December 31, 2024	1,961,808	7,317	1,969,125
Additions, net	13,800	798	14,598
Disposals	(322,756)	—	(322,756)
Write-off of fully amortized drydocking component	(9,308)	—	(9,308)
As of December 31, 2025	1,643,544	8,115	1,651,659
Accumulated depreciation and impairment loss
As of January 1, 2024	685,446	—	685,446
Depreciation	55,782	—	55,782
Disposal	(56,489)	—	(56,489)
Impairment loss	7,968	—	7,968
Write-off of fully amortized drydocking component	(54)	—	(54)
As of December 31, 2024	692,653	—	692,653
Depreciation	50,528	—	50,528
Disposals	(271,623)	—	(271,623)
Impairment loss	72,831	—	72,831
Write-off of fully amortized drydocking component	(9,308)	—	(9,308)
As of December 31, 2025	535,081	—	535,081
Net book value
As of December 31, 2024	1,269,155	7,317	1,276,472
As of December 31, 2025	1,108,463	8,115	1,116,578

All of our wholly-owned vessels have been pledged as collateral under the terms of the Five-Year Sustainability-Linked Senior Secured Reducing Revolving Credit Facility in the amount of $2.8 billion entered into by GasLog (the “Facility”) (Note 7).

On August 27, 2024, GAS-four Ltd. completed the sale and leaseback of the GasLog Santiago with a wholly owned subsidiary of CDBL (Note 4).

In June 2025, GAS- nineteen Ltd., the vessel-owning entity of the Steam vessel Methane Alison Victoria, entered into a Memorandum of Agreement with respect to the sale of its vessel to an unrelated third party, which transaction was completed on July 15, 2025. All criteria outlined by IFRS 5 Non-current Assets Held for Sale and Discontinued Operations were deemed to have been met as of June 30, 2025. As a result, the carrying amount of the Methane Alison Victoria was remeasured at the lower between carrying amount and fair value less costs to sell and the vessel was reclassified as “Vessel held for sale” (within current assets) as of June 30, 2025 and an impairment loss of $30,346 was recognized in profit or loss for the year ended December 31, 2025.

As of June 30, 2025, a number of negative indicators such as the sale of the Methane Alison Victoria at a price lower than the carrying amount of the vessel and the continuous decline of the charter-free market values of the Partnership’s owned Steam vessels, as estimated by ship brokers, driven by the reduced demand and the current decrease in market rates, prompted the Partnership to conclude that events and circumstances triggered the existence of potential impairment for the owned Steam vessels, in accordance with the Partnership’s accounting policy (Note 2).

The recoverable amount (value in use) for one Steam vessel was lower than the respective carrying amount of the vessel and, consequently, an impairment loss of $5,458 was recognized in the consolidated statement of profit or loss in the period ended June 30, 2025.

In September 2025, GAS- seventeen Ltd., the vessel-owning entity of the Steam vessel Methane Jane Elizabeth, entered into a Memorandum of Agreement with respect to the sale of its vessel to an unrelated third party, which transaction was completed on October 13, 2025. All criteria outlined by IFRS 5 Non-current Assets Held for Sale and Discontinued Operations were deemed to have been met as of September 30, 2025. As a result, the carrying amount of the Methane Jane Elizabeth was remeasured at the lower between carrying amount and fair value less costs to sell and the vessel was reclassified as “Vessel held for sale” (within current assets) as of September 30, 2025 and an impairment loss of $22,249 was recognized in profit or loss for the year ended December 31, 2025.

As of December 31, 2025, a number of negative indicators, such as the continuous decline of the charter-free market values of the Partnership’s owned vessels as estimated by ship brokers, driven by reduced demand, and the continuing decrease in headline rates, prompted the Partnership to conclude that events and circumstances triggered the existence of potential impairment for the owned vessels, in accordance with the Partnership’s accounting policy (Note 2).

The recoverable amount (value in use) for the Steam vessel owned by the Partnership was lower than the respective carrying amount of this vessel and, consequently, an impairment loss of $14,778 was recognized in the consolidated statement of profit or loss in the year ended December 31, 2025.

	As of December 31, 2025
Vessel	Impairment loss	Recoverable amount
Methane Rita Andrea	(14,778)	41,071
Total	(14,778)	41,071

As of December 31, 2025, the most sensitive and/or subjective assumptions that have the potential to affect the outcome of the impairment assessment are the projected charter hire rate used to forecast future cash flows for non-contracted revenue days (the “re-chartering rate”) and the discount rate used. The average long-term re-chartering rate over the remaining useful life of the vessels used in our impairment exercise for the Steam vessels was $35 per day and for the TFDE vessels was approximately $65 per day. Increasing/decreasing the average re-chartering rate used by $5 per day would (decrease)/increase the impairment loss by $(6,750)/$16,676. The adjusted discount rate used for the Steam vessel was 8.87% while for the TFDE vessels was 8.46%. Increasing/decreasing the discount rate by 0.5% would increase/(decrease) the impairment loss by $982/($1,038), respectively.